SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2024
IAS 21 [Member]
IfrsStatementLineItems [Line Items]
Issue date	August 2023
Highlights	Provides a consistent approach to assessing whether a currency can be converted into another currency, along with new guidance on measurement and disclosure in contexts where the currency is not considered convertible. The Company is evaluating any potential impacts arising from these amendments, which are mandatory for periods beginning on or after January 1, 2025.
Effective date	Periods beginning on or after January 1, 2025
IFRS 18 [Member]
IfrsStatementLineItems [Line Items]
Issue date	April 2024
Highlights	The standard aims to address investor demands for more relevant and comparable information disclosed in the financial statements of entities. IFRS 18 introduces changes to the income statement with three new categories of revenues and expenses - operating, investing, and financing - two mandatory subtotals, and changes in the grouping of balances. Additionally, it requires disclosures in the notes regarding performance measures defined by management, changes in the statement of cash flows, and new presentation requirements for expenses by nature or function. The Company is currently in the process of evaluating the impacts of adopting this standard on consolidated financial statements.
Effective date	Periods beginning on January 1, 2027